Significant Accounting Policies - Useful lives (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Useful lives of long lived assets
Increase in future annual depreciation expense as a result of decrease in estimated scrap value	$ 644
Vessels
Useful lives of long lived assets
Useful lives	35 years
Dry-docking component
Useful lives of long lived assets
Useful lives	5 years
Furniture, computer, software and other office equipment | Minimum
Useful lives of long lived assets
Useful lives	3 years
Furniture, computer, software and other office equipment | Maximum
Useful lives of long lived assets
Useful lives	5 years
Leasehold improvements
Useful lives of long lived assets
Useful lives	12 years